UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG Funds I

(Exact name of registrant as specified in charter)

One Stamford Plaza, 263 Tresser Boulevard,

Suite 949, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

One Stamford Plaza,

263 Tresser Boulevard,

Suite 949, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30

Date of reporting period: OCTOBER 1, 2020 – MARCH 31, 2021

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds March 31, 2021

AMG Boston Common Global Impact Fund
(formerly AMG Managers Brandywine Fund)
Class I: BRWIX

AMG Veritas Global Real Return Fund
(formerly AMG Managers Brandywine Blue Fund)
Class I: BLUEX

amgfunds.com	033121 SAR073

AMG Funds Semi-Annual Report — March 31, 2021 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Boston Common Global Impact Fund	5

AMG Veritas Global Real Return Fund	11

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	14

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	15

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	16

Detail of changes in assets for the past two fiscal periods

Financial Highlights	17

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	19

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

APPROVAL OF SUBADVISORY AGREEMENTS	25

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	29

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended March 31, 2021	Expense Ratio for the Period	Beginning Account Value 10/01/20	Ending Account Value 03/31/21	Expenses Paid During the Period*
AMG Boston Common Global Impact Fund

Based on Actual Fund Return

Class I	1.10%	$1,000	$1,248	$6.16

Based on Hypothetical 5% Annual Return

Class I	1.10%	$1,000	$1,019	$5.54

AMG Veritas Global Real Return Fund

Based on Actual Fund Return

Class I	1.14%	$1,000	$1,141	$6.09

Based on Hypothetical 5% Annual Return

Class I	1.14%	$1,000	$1,019	$5.74

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Fund Performance (unaudited) Periods ended March 31, 2021

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended March 31, 2021.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years

AMG Boston Common Global Impact Fund2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15, 19, 22

Class I	24.79%	68.56%	18.07%	10.47%

MSCI All Country World Index[23]	19.93%	54.60%	13.21%	9.14%

Russell 3000® Growth Index[24]	13.75%	64.31%	20.87%	16.35%

AMG Veritas Global Real Return Fund2, 4, 5, 6, 7, 8, 9, 10, 11, 13, 14, 15, 16, 17, 18, 19, 20, 21, 22

Class I	14.14%	58.15%	18.87%	11.91%

Bloomberg Barclays US Treasury Inflation-Linked Bond Index[25]	0.12%	7.54%	3.86%	3.44%

Russell 1000® Growth Index[26]	12.44%	62.74%	21.05%	16.63%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

* Not annualized.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of March 31, 2021. All returns are in U.S. dollars ($).

[2]

Performance shown for periods prior to March 19, 2021, reflects the performance and investment strategies of the Funds’ previous subadviser, Friess Associates, LLC and Friess Associates of Delaware, LLC.

[3]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[4]	Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.

[5]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[6]

Companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[8]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.

[9]

Market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of economic or political factors, market conditions, disasters or public health issues, or in response to events that affect particular industries or companies.

[10] Changes in the general political and social environment of a country can have substantial effects on the value of investments exposed to that country.

[11] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[12] Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[13] The Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

[14] The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[15] The Fund invests in value stocks, which may perform differently from the market as a whole and may be undervalued by the market for a long period of time.

[16] A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.

[17] The issuers of bonds or other debt securities or a counterparty to a derivatives contract may be unable or unwilling to make interest, principal or settlement payments.

[18] If the Fund has a significant cash balance for a sustained period, the benefit to the Fund of any market upswing may likely be reduced, and the performance may be adversely affected.

[19] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

Fund Performance Periods ended March 31, 2021 (continued)

[20] The Fund may not be able to value its investments in a manner that accurately reflects their market values, and the Fund may not be able to sell an investment at a price equal to the valuation ascribed to that investment by the Fund.

[21] Because exchange-traded funds (ETFs) incur their own costs, investing in them could result in a higher cost to the investor. Additionally, the Fund will be indirectly exposed to all the risks of securities held by the ETFs.

[22] The use of leverage in a Fund’s strategy, such as futures and forward commitment transactions, can magnify relatively small market movements into relatively larger losses for the Fund. Boston Common utilized futures and forwards during the transition.

[23] On March 19, 2021, the primary benchmark changed from the Russell 3000® Growth Index to the MSCI All Country World Index (ACWI). The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI All Country World Index (ACWI) is unmanaged, is not available for investment and does not incur expenses.

[24] The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 3000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[25] On March 19, 2021, the primary benchmark changed from the Russell 1000® Growth Index to Bloomberg Barclays US Treasury Inflation-Linked Bond Index. The Bloomberg Barclays US Treasury Inflation-Linked Bond Index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market. Unlike the Fund, the Bloomberg Barclays US Treasury Inflation-Linked Bond Index is unmanaged, is not available for investment and does not incur expenses.

[26] The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance

L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank PLC (collectively with is affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express of implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided ‘as is’. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Boston Common Global Impact Fund Fund Snapshots (unaudited) March 31, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Industrials	18.5

Information Technology	16.7

Consumer Discretionary	14.1

Materials	12.6

Health Care	11.9

Financials	8.2

Consumer Staples	5.4

Utilities	4.0

Real Estate	1.3

Other Assets Less Liabilities[1]	7.3

[1]	Includes collateral and net unrealized appreciation on futures contracts.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Carrier Global Corp.	2.7

Vestas Wind Systems A/S (Denmark)	2.5

Shimano, Inc. (Japan)	2.3

Borregaard A.S.A. (Norway)	2.2

Kerry Group PLC, Class A (Ireland)	2.2

VMware, Inc., Class A	2.1

Orsted A.S. (Denmark)	2.1

Barratt Developments PLC (United Kingdom)	2.0

Mohawk Industries, Inc.	2.0

DS Smith PLC (United Kingdom)	2.0

Top Ten as a Group	22.1

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (unaudited) March 31, 2021

	Shares	Value

Common Stocks - 92.7%

Consumer Discretionary - 14.1%

Barratt Developments PLC (United Kingdom)*	1,897,994	$19,522,799

BYD Co., Ltd., Class H (China)	535,000	11,575,669

KB Home (United States)	339,836	15,812,569

Mohawk Industries, Inc. (United States)*	101,005	19,424,272

Quotient Technology, Inc. (United States)*	481,395	7,865,994

Shimano, Inc. (Japan)	92,600	22,116,614

TopBuild Corp. (United States)*	55,274	11,576,034

Wolverine World Wide, Inc. (United States)	196,563	7,532,294

Yamaha Corp. (Japan)	346,900	18,903,672

Total Consumer Discretionary		134,329,917

Consumer Staples - 5.4%

Essity AB, Class B (Sweden)	440,819	13,932,154

Kerry Group PLC, Class A (Ireland)	164,973	20,603,325

Sprouts Farmers Market, Inc. (United States)*	618,429	16,462,580

Total Consumer Staples		50,998,059

Financials - 8.2%

Bank Rakyat Indonesia Persero Tbk PT, ADR (Indonesia)*	1,243,665	19,052,948

Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (United States)	233,020	13,072,422

HDFC Bank, Ltd., ADR (India)*	147,355	11,448,010

ORIX Corp. (Japan)	922,700	15,605,427

Ping An Insurance Group Co. of China, Ltd., Class H (China)	1,570,000	18,779,329

Total Financials		77,958,136

Health Care - 11.9%

Cerner Corp. (United States)	245,850	17,671,698

China Traditional Chinese Medicine Holdings Co., Ltd. (Hong Kong)	19,068,000	11,921,200

CSL, Ltd. (Australia)	53,016	10,714,739

Gilead Sciences, Inc. (United States)	275,240	17,788,761

Grifols SA, ADR (Spain)	513,724	8,882,288

Hoya Corp. (Japan)	106,100	12,487,634

Sonova Holding AG (Switzerland)*	63,148	16,738,965

Waters Corp. (United States)*	60,660	17,237,752

Total Health Care		113,443,037

Industrials - 18.5%

Carrier Global Corp. (United States)	602,250	25,426,995

Chart Industries, Inc. (United States)*	3,516	500,503

Cummins, Inc. (United States)	55,885	14,480,362

Daikin Industries, Ltd. (Japan)	70,200	14,191,548

	Shares	Value

Gates Industrial Corp PLC (United States)*	517,875	$8,280,821

Schneider Electric SE (France)	115,866	17,650,467

Spirax-Sarco Engineering PLC (United Kingdom)	78,781	12,377,928

TOMRA Systems A.S.A. (Norway)	428,387	18,595,294

Vestas Wind Systems A/S (Denmark)	115,241	23,772,702

WESCO International, Inc. (United States)*	26,402	2,284,565

Westinghouse Air Brake Technologies Corp. (United States)	243,098	19,243,638

Westport Fuel Systems, Inc. (Canada)*	162,994	1,171,927

Xylem, Inc. (United States)	177,778	18,698,690

	Total Industrials	176,675,440

	Information Technology - 16.7%

Adobe, Inc. (United States)*	30,119	14,317,669

Allegro MicroSystems, Inc. (United States)*	127,478	3,231,567

Applied Materials, Inc. (United States)	108,033	14,433,209

Calix, Inc. (United States)*	246,528	8,544,660

Ciena Corp. (United States)*	242,307	13,259,039

CommVault Systems, Inc. (United States)*	155,795	10,048,778

First Solar, Inc. (United States)*	204,530	17,855,469

Intuit, Inc. (United States)	42,447	16,259,748

Pagseguro Digital, Ltd., Class A (Brazil)*	299,699	13,876,064

Taiwan Semiconductor Manufacturing Co., Ltd.

ADR (Taiwan)	69,317	8,198,815

VMware, Inc., Class A (United States)*	132,052	19,867,223

Xinyi Solar Holdings, Ltd. (China)	11,540,000	19,128,125

	Total Information Technology	159,020,366

	Materials - 12.6%

Air Liquide, S.A. (France)	43,278	7,066,257

Borregaard A.S.A. (Norway)	977,831	21,287,143

Croda International PLC (United Kingdom)	151,914	13,291,914

DS Smith PLC (United Kingdom)*	3,429,674	19,272,312

Ecolab, Inc. (United States)	71,542	15,314,996

Koninklijke DSM NV (Netherlands)	57,245	9,677,742

Novozymes A/S, Class B (Denmark)	239,885	15,349,452

Umicore, S.A. (Belgium)	360,318	19,116,469

	Total Materials	120,376,285

	Real Estate - 1.3%

Vonovia SE (Germany)	189,064	12,355,195

	Utilities - 4.0%

American Water Works Co., Inc. (United States)	120,543	18,071,806

Orsted A.S. (Denmark)[1]	122,019	19,701,843

	Total Utilities	37,773,649

Total Common Stocks
(Cost $860,471,341)		882,930,084

The accompanying notes are an integral part of these financial statements.

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

Value

Total Investments - 92.7%
(Cost $860,471,341)	$882,930,084

Other Assets, less Liabilities - 7.3%	69,998,947

Net Assets - 100.0%	$952,929,031

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $19,701,843 or 2.1% of net assets.

ADR  American Depositary Receipt

REIT  Real Estate Investment Trust

Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/ (Loss)

Hang Seng Index	HKD	41	Long	04/29/21	$7,466,819	$89,351

MSCI EAFE Index	USD	238	Long	06/18/21	26,084,800	(61,706)

S&P 500 E-Mini FUT Index	USD	110	Long	06/18/21	21,820,700	250,203

					Total	$277,848

CURRENCY ABBREVIATIONS:

HKD  Hong Kong Dollar

USD  US Dollar

Open Forward Foreign Currency Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
Australian Dollar	1,255,345	U.S. Dollar	956,924	04/07/21	Merrill Lynch	$(3,389)

Australian Dollar	14,661,048	U.S. Dollar	11,263,167	04/07/21	Merrill Lynch	(126,923)

Swiss Franc	684,502	U.S. Dollar	732,136	04/07/21	Merrill Lynch	(7,773)

Swiss Franc	1,346,037	U.S. Dollar	1,433,069	04/07/21	Merrill Lynch	(8,647)

Swiss Franc	16,683,480	U.S. Dollar	17,890,518	04/07/21	Merrill Lynch	(235,487)

Danish Krone	384,727,834	U.S. Dollar	60,899,518	04/07/21	Merrill Lynch	(240,801)

Danish Krone	4,170,052	U.S. Dollar	661,069	04/07/21	Merrill Lynch	(3,592)

Euro	3,052,755	U.S. Dollar	3,609,850	04/07/21	Merrill Lynch	(29,365)

Euro	3,994,225	U.S. Dollar	4,709,363	04/07/21	Merrill Lynch	(24,656)

Euro	77,313,055	U.S. Dollar	91,819,613	04/07/21	Merrill Lynch	(1,141,430)

British Pound	886,102	U.S. Dollar	1,213,305	04/07/21	Merrill Lynch	8,304

British Pound	2,089,984	U.S. Dollar	2,882,833	04/07/21	Merrill Lynch	(1,514)

British Pound	2,445,090	U.S. Dollar	3,368,369	04/07/21	Merrill Lynch	2,512

British Pound	50,584,570	U.S. Dollar	69,775,298	04/07/21	Merrill Lynch	(37,758)

Hong Kong Dollar	3,050,544	U.S. Dollar	392,712	04/07/21	Merrill Lynch	(306)

Hong Kong Dollar	24,224,796	U.S. Dollar	3,118,144	04/07/21	Merrill Lynch	(1,990)

Hong Kong Dollar	595,820,270	U.S. Dollar	76,715,547	04/07/21	Merrill Lynch	(72,279)

Japanese Yen	815,823,789	U.S. Dollar	7,439,462	04/07/21	Merrill Lynch	(70,885)

The accompanying notes are an integral part of these financial statements.

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
Japanese Yen	172,411,146	U.S. Dollar	1,571,051	04/07/21	Merrill Lynch	$(13,822)

Japanese Yen	10,223,758,286	U.S. Dollar	94,137,780	04/07/21	Merrill Lynch	(1,796,087)

Norwegian Krone	36,676,640	U.S. Dollar	4,288,748	04/06/21	Merrill Lynch	(645)

Norwegian Krone	372,625,011	U.S. Dollar	43,133,137	04/07/21	Merrill Lynch	432,888

Sweden Krona	133,170,863	U.S. Dollar	15,396,081	04/07/21	Merrill Lynch	(146,726)

U.S. Dollar	957,410	Australian Dollar	1,255,345	04/07/21	Merrill Lynch	3,875

U.S. Dollar	11,486,681	Australian Dollar	15,067,442	04/07/21	Merrill Lynch	41,748

U.S. Dollar	9,010,883	Swiss Franc	8,424,824	04/07/21	Merrill Lynch	95,445

U.S. Dollar	1,393,363	Swiss Franc	1,308,939	04/07/21	Merrill Lynch	8,199

U.S. Dollar	1,502,825	Swiss Franc	1,412,192	04/07/21	Merrill Lynch	8,396

U.S. Dollar	8,105,779	Swiss Franc	7,568,064	04/07/21	Merrill Lynch	96,994

U.S. Dollar	29,810,171	Danish Krone	188,344,863	04/07/21	Merrill Lynch	114,483

U.S. Dollar	24,125,465	Danish Krone	152,184,402	04/07/21	Merrill Lynch	131,073

U.S. Dollar	6,039,009	Danish Krone	38,063,451	04/07/21	Merrill Lynch	37,675

U.S. Dollar	1,631,621	Danish Krone	10,305,170	04/07/21	Merrill Lynch	6,840

U.S. Dollar	1,683,574	Euro	1,436,644	04/07/21	Merrill Lynch	(1,423)

U.S. Dollar	17,967,820	Euro	15,195,046	04/07/21	Merrill Lynch	146,002

U.S. Dollar	1,830,474	Euro	1,555,005	04/07/21	Merrill Lynch	6,655

U.S. Dollar	8,428,662	Euro	7,143,453	04/07/21	Merrill Lynch	50,319

U.S. Dollar	1,521,110	Euro	1,291,747	04/07/21	Merrill Lynch	6,059

U.S. Dollar	15,582,822	Euro	13,141,359	04/07/21	Merrill Lynch	169,713

U.S. Dollar	69,295,067	Euro	58,467,268	04/07/21	Merrill Lynch	720,548

U.S. Dollar	29,589,292	British Pound	21,610,195	04/07/21	Merrill Lynch	(203,228)

U.S. Dollar	1,682,060	British Pound	1,224,394	04/07/21	Merrill Lynch	(5,929)

U.S. Dollar	5,711,465	British Pound	4,141,118	04/07/21	Merrill Lynch	2,384

U.S. Dollar	3,416,085	British Pound	2,482,728	04/07/21	Merrill Lynch	(6,685)

U.S. Dollar	36,497,874	British Pound	26,547,310	04/07/21	Merrill Lynch	(101,115)

U.S. Dollar	1,755,991	Hong Kong Dollar	13,653,813	04/07/21	Merrill Lynch	(366)

U.S. Dollar	1,140,100	Hong Kong Dollar	8,856,358	04/07/21	Merrill Lynch	863

U.S. Dollar	844,927	Hong Kong Dollar	6,563,696	04/07/21	Merrill Lynch	607

U.S. Dollar	6,005,890	Hong Kong Dollar	46,658,364	04/07/21	Merrill Lynch	3,997

U.S. Dollar	2,208,101	Hong Kong Dollar	17,162,025	04/07/21	Merrill Lynch	466

U.S. Dollar	1,801,808	Hong Kong Dollar	13,994,675	04/07/21	Merrill Lynch	1,604

U.S. Dollar	59,337,639	Hong Kong Dollar	460,848,744	04/07/21	Merrill Lynch	56,417

U.S. Dollar	2,259,066	Japanese Yen	245,547,235	04/07/21	Merrill Lynch	41,267

U.S. Dollar	19,938,657	Japanese Yen	2,167,234,878	04/07/21	Merrill Lynch	364,041

U.S. Dollar	6,110,337	Japanese Yen	666,766,059	04/07/21	Merrill Lynch	88,060

U.S. Dollar	6,411,498	Japanese Yen	702,345,417	04/07/21	Merrill Lynch	67,866

U.S. Dollar	2,652,068	Japanese Yen	288,204,003	04/07/21	Merrill Lynch	48,989

The accompanying notes are an integral part of these financial statements.

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)

U.S. Dollar	65,777,545	Japanese Yen	7,141,895,629	04/07/21	Merrill Lynch	$1,271,449

U.S. Dollar	4,288,727	Norwegian Krone	36,676,640	04/07/21	Merrill Lynch	622

U.S. Dollar	2,592,386	Norwegian Krone	22,395,498	04/07/21	Merrill Lynch	(26,017)

U.S. Dollar	24,555,509	Norwegian Krone	210,897,932	04/07/21	Merrill Lynch	(101,946)

U.S. Dollar	4,516,800	Norwegian Krone	38,747,236	04/07/21	Merrill Lynch	(13,393)

U.S. Dollar	1,104,606	Norwegian Krone	9,416,810	04/07/21	Merrill Lynch	3,625

U.S. Dollar	4,879,930	Sweden Krona	42,209,732	04/07/21	Merrill Lynch	46,506

U.S. Dollar	8,994,786	Sweden Krona	77,853,439	04/07/21	Merrill Lynch	79,813

U.S. Dollar	1,300,370	Sweden Krona	11,243,665	04/07/21	Merrill Lynch	12,862

Net Unrealized Appreciation/(Depreciation) on Forward Foreign Currency Contracts						$(245,011)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Industrials	$90,087,501	$86,587,939	—	$176,675,440

Information Technology	139,892,241	19,128,125	—	159,020,366

Consumer Discretionary	62,211,163	72,118,754	—	134,329,917

Materials	36,602,139	83,774,146	—	120,376,285

Health Care	61,580,499	51,862,538	—	113,443,037

Financials	43,573,380	34,384,756	—	77,958,136

Consumer Staples	16,462,580	34,535,479	—	50,998,059

Utilities	18,071,806	19,701,843	—	37,773,649

Real Estate	—	12,355,195	—	12,355,195

Total Investments in Securities	$468,481,309	$414,448,775	—	$882,930,084

Financial Derivative Instruments - Assets

Foreign Currency Exchange Contracts	—	$4,179,166	—	$4,179,166

Equity Futures Contracts	$339,554	—	—	339,554

Financial Derivative Instruments - Liabilities

Foreign Currency Exchange Contracts	—	(4,424,177)	—	(4,424,177)

Equity Futures Contracts	(61,706)	—	—	(61,706)

Total Financial Derivative Instruments	$277,848	$(245,011)	—	$32,837

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2021, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

AMG Boston Common Global Impact Fund Schedule of Portfolio Investments (continued)

The following schedule shows the value of derivative instruments at March 31, 2021:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted	Statement of Assets and		Statement of Assets and
for as hedging instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Equity contracts	Receivable for variation margin[1]	$90,636	Payable for variation margin[1]	—

Foreign currency exchange contracts	Unrealized appreciation on foreign currency contracts	4,179,166	Unrealized depreciation on foreign currency contracts	$4,424,177

	Totals	$4,269,802		$4,424,177

For the six months ended March 31, 2021, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/(Loss)		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted	Statement of Operations	Realized	Statement of Operations	Change in Unrealized Appreciation/
for as hedging instruments	Location	Gain/(Loss)	Location	Depreciation
Equity contracts	Net realized loss on futures contracts	$(398,094)	Net change in unrealized appreciation/ depreciation on futures contracts	$277,848

Foreign currency exchange contracts	Net realized gain on forward contracts	131,877	Net change in unrealized appreciation/ depreciation on forward contracts	(245,011)

	Totals	$(266,217)		$32,837

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $277,848.

The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:

Country	% of Long-Term Investments

Australia	1.2

Belgium	2.2

Brazil	1.6

Canada	0.1

China	5.6

Denmark	6.7

France	2.8

Germany	1.4

Hong Kong	1.3

India	1.3

Indonesia	2.2

Ireland	2.3

Country	% of Long-Term Investments

Japan	9.4

Netherlands	1.1

Norway	4.5

Spain	1.0

Sweden	1.6

Switzerland	1.9

Taiwan	0.9

United Kingdom	7.3

United States	43.6

100.0

The accompanying notes are an integral part of these financial statements.

AMG Veritas Global Real Return Fund Fund Snapshots (unaudited) March 31, 2021

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Health Care	33.0

Industrials	24.3

Communication Services	18.3

Information Technology	10.7

Consumer Staples	5.3

Financials	5.3

Consumer Discretionary	3.6

Materials	1.1

Other Assets Less Liabilities	(1.6)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alphabet, Inc., Class A	8.4

Charter Communications, Inc., Class A	6.6

BAE Systems PLC (United Kingdom)	4.2

Canadian Pacific Railway, Ltd. (Canada)	4.1

Fiserv, Inc.	4.1

Vinci SA (France)	4.0

Baxter International, Inc.	3.9

UnitedHealth Group, Inc.	3.9

Safran SA (France)	3.9

The Cooper Cos, Inc.	3.8

Top Ten as a Group	46.9

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (unaudited) March 31, 2021

	Shares	Value

Common Stocks - 101.6%

Communication Services - 18.3%

Alphabet, Inc., Class A (United States)*	7,158	$14,763,518

Charter Communications, Inc., Class A (United States)*	18,865	11,640,082

Facebook, Inc., Class A (United States)*	19,677	5,795,467

Total Communication Services		32,199,067

Consumer Discretionary - 3.6%

Alibaba Group Holding, Ltd., Sponsored ADR (China)*	27,942	6,335,290

Consumer Staples - 5.3%

Nestle SA (Switzerland)	25,559	2,849,225

Unilever PLC (United Kingdom)	116,683	6,510,569

Total Consumer Staples		9,359,794

Financials - 5.3%

Intercontinental Exchange, Inc. (United States)	49,152	5,489,295

Moody’s Corp. (United States)	12,711	3,795,632

Total Financials		9,284,927

Health Care - 33.0%

Abbott Laboratories (United States)	39,330	4,713,307

Baxter International, Inc. (United States)	81,817	6,900,446

Becton Dickinson and Co. (United States)	27,239	6,623,163

Catalent, Inc. (United States)*	43,919	4,625,110

Cochlear, Ltd. (Australia)	23,026	3,703,846

The Cooper Cos, Inc. (United States)	17,353	6,665,114

CVS Health Corp. (United States)	75,100	5,649,773

Illumina, Inc. (United States)*	4,435	1,703,306

	Shares	Value

Sonic Healthcare, Ltd. (Australia)	185,638	$4,964,214

Thermo Fisher Scientific, Inc. (United States)	12,627	5,762,710

UnitedHealth Group, Inc. (United States)	18,513	6,888,132

Total Health Care		58,199,121

Industrials - 24.3%

Aena SME SA (Spain)*,1	32,546	5,280,204

Airbus SE (France)*	46,467	5,270,165

BAE Systems PLC (United Kingdom)	1,073,259	7,474,254

Canadian Pacific Railway, Ltd. (Canada)	19,318	7,327,124

CoStar Group, Inc. (United States)*	4,481	3,682,889

Safran SA (France)*	50,627	6,886,665

Vinci SA (France)	68,373	7,002,887

Total Industrials		42,924,188

Information Technology - 10.7%

Fiserv, Inc. (United States)*	60,321	7,180,612

Mastercard, Inc., Class A (United States)	14,758	5,254,586

Microsoft Corp. (United States)	27,506	6,485,089

Total Information Technology		18,920,287

Materials - 1.1%

Franco-Nevada Corp. (Canada)	14,986	1,877,596

Total Common Stocks (Cost $176,248,331)		179,100,270

Total Investments - 101.6% (Cost $176,248,331)		179,100,270

Other Assets, less Liabilities - (1.6)%		(2,801,648)

Net Assets - 100.0%		$176,298,622

*	Non-income producing security.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of these securities amounted to $5,280,204 or 3.0% of net assets.

ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AMG Veritas Global Real Return Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of March 31, 2021:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities

Common Stocks

Health Care	$49,531,061	$8,668,060	–	$58,199,121

Industrials	11,010,013	31,914,175	–	42,924,188

Communication Services	32,199,067	–	–	32,199,067

Information Technology	18,920,287	–	–	18,920,287

Consumer Staples	6,510,569	2,849,225	–	9,359,794

Financials	9,284,927	–	–	9,284,927

Consumer Discretionary	6,335,290	–	–	6,335,290

Materials	1,877,596	–	–	1,877,596

Total Investments in Securities	$135,668,810	$43,431,460	–	$179,100,270

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended March 31, 2021, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at March 31, 2021, was as follows:

Country	% of Long-Term Investments

Australia	4.9

Canada	5.1
China	3.5

France	10.7

Spain	3.0

Switzerland	1.6

United Kingdom	7.8

United States	63.4

100.0

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited) March 31, 2021

	AMG Boston Common Global Impact Fund	AMG Veritas Global Real Return Fund

Assets:

Investments at value[1]	$882,930,084	$179,100,270

Cash	65,192,952	–

Segregated cash for futures contracts	4,406,000	–

Foreign currency[2]	20,086,696	–

Receivable for investments sold	25,473,353	1,833,470

Dividend and interest receivables	729,159	48,909

Securities lending income receivable	4,812	2,224

Receivable for Fund shares sold	12,617	3,621

Unrealized appreciation on foreign currency contracts	4,179,166	–

Receivable for variation margin	90,636	–

Prepaid expenses and other assets	39,460	18,540

Total assets	1,003,144,935	181,007,034

Liabilities:

Payable for investments purchased	43,505,817	–

Payable for Fund shares repurchased	1,337,600	216,211

Interfund loan payable	–	3,579,024

Unrealized depreciation on foreign currency contracts	4,424,177	–

Due to custodian	–	681,811

Accrued expenses:

Investment advisory and management fees	746,537	161,637

Administrative fees	127,251	27,552

Shareholder service fees	–	1,673

Other	74,522	40,504

Total liabilities	50,215,904	4,708,412

Net Assets	$952,929,031	$176,298,622

[1] Investments at cost	$860,471,341	$176,248,331

[2] Foreign currency at cost	$20,149,727	–

Net Assets Represent:

Paid-in capital	$953,153,345	$186,130,901

Total distributable loss	(224,314)	(9,832,279)

Net Assets	$952,929,031	$176,298,622

Class I:

Net Assets	$952,929,031	$176,298,622

Shares outstanding	23,122,443	4,454,133

Net asset value, offering and redemption price per share	$41.21	$39.58

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited) For the six months ended March 31, 2021

	AMG Boston Common Global Impact Fund	AMG Veritas Global Real Return Fund

Investment Income:

Dividend income	$2,237,085	$484,416

Securities lending income	53,180	3,836

Foreign withholding tax	(88,479)	(10,382)

Total investment income	2,201,786	477,870

Expenses:

Investment advisory and management fees	4,196,449	933,380

Administrative fees	715,304	159,099

Shareholder servicing fees - Class I	89,390	42,891

Transfer agent fees	46,011	6,898

Trustee fees and expenses	39,842	8,601

Professional fees	39,064	18,154

Reports to shareholders	32,658	12,031

Custodian fees	31,109	11,980

Registration fees	17,635	12,598

Miscellaneous	11,869	4,997

Total expenses	5,219,331	1,210,629

Net investment loss	(3,017,545)	(732,759)

Net Realized and Unrealized Gain:

Net realized gain on investments	320,707,021	55,245,340

Net realized gain on forwards contracts	131,877	–

Net realized loss on futures contracts	(398,094)	–

Net realized gain (loss) on foreign currency transactions	(444,008)	43,637

Net change in unrealized appreciation/depreciation on investments	(113,983,540)	(28,483,302)

Net change in unrealized appreciation/depreciation on forward contracts	(245,011)	–

Net change in unrealized appreciation/depreciation on futures contracts	277,848	–

Net change in unrealized appreciation/depreciation on foreign currency translations	(44,218)	(748)

Net realized and unrealized gain	206,001,875	26,804,927

Net increase in net assets resulting from operations	$202,984,330	$26,072,168

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets For the six months ended March 31, 2021 (unaudited) and the fiscal year ended September 30, 2020

	AMG Boston Common Global Impact Fund		AMG Veritas Global Real Return Fund

	March 31, 2021	September 30, 2020	March 31, 2021	September 30, 2020

Increase in Net Assets Resulting From Operations:

Net investment loss	$(3,017,545)	$(4,020,608)	$(732,759)	$(836,305)

Net realized gain on investments	319,996,796	134,871,648	55,288,977	46,015,100

Net change in unrealized appreciation/depreciation on investments	(113,994,921)	4,073,500	(28,484,050)	(142,390)

Net increase in net assets resulting from operations	202,984,330	134,924,540	26,072,168	45,036,405

Distributions to Shareholders:

Class I	(451,891,718)	(78,234,351)	(92,605,165)	(24,116,514)

Capital Share Transactions:[1]

Net increase (decrease) from capital share transactions	366,779,247	(7,781,771)	48,184,253	(8,516,890)

Total increase (decrease) in net assets	117,871,859	48,908,418	(18,348,744)	12,403,001

Net Assets:

Beginning of period	835,057,172	786,148,754	194,647,366	182,244,365

End of period	$952,929,031	$835,057,172	$176,298,622	$194,647,366

1 See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Boston Common Global Impact Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended March 31, 2021 (unaudited)	For the fiscal years ended September 30,
		2020	2019	2018	2017[1]	2016

Net Asset Value, Beginning of Period	$56.96	$52.89	$56.01	$44.48	$37.42	$34.54

Income (loss) from Investment Operations:

Net investment loss[2]	(0.19)	(0.27)	(0.13)	(0.21)[3]	(0.17)[3,4]	(0.08)[3,5]

Net realized and unrealized gain (loss) on investments	13.37	9.70	(2.99)	11.74	7.23	2.96

Total income (loss) from investment operations	13.18	9.43	(3.12)	11.53	7.06	2.88

Less Distributions to Shareholders from:

Net realized gain on investments	(28.93)	(5.36)	—	—	—	—

Net Asset Value, End of Period	$41.21	$56.96	$52.89	$56.01	$44.48	$37.42

Total Return[6]	24.79%[7]	18.95%	(5.57)%	25.92%[3]	18.87%[3]	8.34%[3]

Ratio of net expenses to average net assets	1.10%[8]	1.11%	1.10%	1.10%	1.11%	1.11%

Ratio of gross expenses to average net assets	1.10%[8]	1.11%	1.10%	1.10%[9]	1.12%[9]	1.11%[9]

Ratio of net investment loss to average net assets	(0.63)%[8]	(0.51)%	(0.26)%	(0.43)%[3]	(0.43)%[3]	(0.24)%[3]

Portfolio turnover	189%[7]	221%	145%	138%	187%	185%

Net assets end of period (000’s) omitted	$952,929	$835,057	$786,149	$893,301	$771,474	$720,766

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed to Class I shares.

[2]	Per share numbers have been calculated using average shares.

[3]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.22).

[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.10).

[6]	The total return is calculated using the published Net Asset Value as of period end.

[7]	Not annualized.

[8]	Annualized.

[9]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Veritas Global Real Return Fund Financial Highlights For a share outstanding throughout each fiscal period

Class I	For the six months ended March 31, 2021 (unaudited)	For the fiscal years ended September 30,
		2020	2019	2018	2017[1]	2016

Net Asset Value, Beginning of Period	$55.88	$49.78	$56.64	$45.69	$36.87	$33.95

Income (loss) from Investment Operations:

Net investment loss[2]	(0.19)	(0.22)	(0.10)	(0.24)	(0.12)[3]	(0.02)[4]

Net realized and unrealized gain (loss) on investments	8.02	12.84	(1.40)	11.19	8.94	3.02

Total income (loss) from investment operations	7.83	12.62	(1.50)	10.95	8.82	3.00

Less Distributions to Shareholders from:

Net investment income	—	—	—	—	—	(0.08)

Net realized gain on investments	(24.13)	(6.52)	(5.36)	—	—	—

Total distributions to shareholders	(24.13)	(6.52)	(5.36)	—	—	(0.08)

Net Asset Value, End of Period	$39.58	$55.88	$49.78	$56.64	$45.69	$36.87

Total Return[5]	14.14%[6]	27.84%	(0.17)%	23.97%	23.92%	8.86%

Ratio of expenses to average net assets	1.14%[7]	1.17%	1.15%	1.16%	1.20%	1.20%

Ratio of net investment loss to average net assets	(0.69)%[7]	(0.46)%	(0.20)%	(0.47)%	(0.29)%	(0.05)%

Portfolio turnover	206%[6]	215%	135%	122%	167%	139%

Net assets end of period (000’s) omitted	$176,299	$194,647	$182,244	$197,000	$172,454	$156,953

[1]	Effective February 27, 2017, the Fund’s Class S shares were renamed to Class I shares.

[2]	Per share numbers have been calculated using average shares.

[3]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.18).

[4]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.04).

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

Notes to Financial Statements (unaudited) March 31, 2021

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Boston Common Global Impact Fund (“Global Impact”) (formerly AMG Managers Brandywine Fund) and Veritas Global Real Return Fund (“Global Real Return”) (formerly AMG Managers Brandywine Blue Fund), each a “Fund” and collectively, the “Funds”.

A significant portion of the Global Real Return’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.

On March 17-18, 2021, the Board of Trustees of the Trust (the “Board”) approved Boston Common Asset Management, LLC (“Boston Common”) as the subadviser to Global Impact and Veritas Asset Management LLP (“Veritas”) as the subadviser to Global Real Return on an interim basis to replace Friess Associates, LLC (“Friess”) and Friess Associates of Delaware, LLC (“Friess of Delaware”), effective March 19, 2021. The Board also approved the longer-term appointment of Boston Common and Veritas, a new subadvisory agreement between the Investment Manager and each of Boston Common and Veritas and the submission of the new subadvisory agreements to shareholders for approval. In connection with the hiring of Boston Common and Veritas, effective March 19, 2021, Global Impact and Global Real Return made changes to their investment objectives, principal investments strategies and principal risks. In addition, the Board approved the following fee changes for Global Impact, to be implemented upon effectiveness of the new subadvisory agreement for Global Impact: a reduction in the management fee rate from 0.88% to 0.73% of Global Impact’s average daily net assets; the elimination of the shareholder servicing fees of up to 0.15% that Class I shares of Global Impact are authorized to pay to financial intermediaries; and the implementation of an expense cap of 0.93% of the Fund’s average daily net assets (exclusive of certain excluded expenses). The Board also approved the implementation of an expense cap for Global Real Return of 1.11% of the Fund’s average daily net assets (exclusive of certain excluded expenses), to be implemented upon effectiveness of the new subadvisory agreement for Global Real Return.

In conjunction with the respective change in investment strategy for each Fund, the Funds sold substantially all open positions around the date of the subadviser change that increased each Fund’s portfolio turnover. Also, during the transition of the Global Impact portfolio, the Fund invested in futures contacts and forward foreign currency contacts to manage exposure to foreign markets. The Funds also declared a special capital gain distribution on March 24, 2021.

Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the Funds and thus Fund performance.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board. Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the

Notes to Financial Statements (continued)

differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (REIT) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to a net operating loss write off. Temporary differences are primarily due to qualified late year ordinary losses and wash sales.

At March 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net Appreciation

Global Impact	$860,471,341	$31,210,010	$(8,718,430)	$22,491,580

Global Real Return	176,248,331	4,469,300	(1,617,361)	2,851,939

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Notes to Financial Statements (continued)

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of September 30, 2020, the Funds had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended September 30, 2021, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended March 31, 2021 (unaudited) and the fiscal year ended September 30, 2020, the capital stock transactions by class for the Funds were as follows:

	Global Impact				Global Real Return
	March 31, 2021		September 30, 2020		March 31, 2021		September 30, 2020
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Class I:

Proceeds from sale of shares	105,121	$5,343,992	46,057	$2,373,834	353,017	$18,971,744	298,448	$14,918,425

Reinvestment of distributions	9,562,578	422,164,426	1,413,629	72,476,754	1,900,323	83,737,125	493,674	23,168,103

Cost of shares repurchased	(1,205,959)	(60,729,171)	(1,661,560)	(82,632,359)	(1,282,279)	(54,524,616)	(970,100)	(46,603,418)

Net increase (decrease)	8,461,740	$366,779,247	(201,874)	$(7,781,771)	971,061	$48,184,253	(177,978)	$(8,516,890)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At March 31, 2021, the Funds did not hold Repurchase Agreements.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Effective March 19, 2021, Global Impact is managed by Boston Common, and Global Real Return is managed by Veritas. AMG owns a minority equity interest in Boston Common and an indirect majority interest in Veritas. Prior to March 19, 2021, each Fund’s investment portfolio was managed by Friess and Friess of Delaware who served pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended March 31, 2021, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Notes to Financial Statements (continued)

Global Impact	0.88%

Global Real Return	0.88%

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class I shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended March 31, 2021, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred

Global Impact

Class I	0.15%	0.02%

Global Real Return

Class I	0.15%	0.04%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds Family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds Family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At March 31, 2021, Global Impact had no interfund loans outstanding, and Global Real Return had interfund loans outstanding for $3,579,024.

The following Fund utilized the interfund loan program during the six months ended March 31, 2021 as follows:

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate

Global Real Return	$9,158,919	7	$1,600	0.911%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended March 31, 2021, were as follows:

	Long Term Securities

Fund	Purchases	Sales

Global Impact	$1,705,585,603	$1,839,114,194

Global Real Return	413,726,179	452,668,811

The Funds had no purchases or sales of U.S. Government Obligations during the six months ended March 31, 2021.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return

Notes to Financial Statements (continued)

to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The Funds did not have any securities on loan at March 31, 2021.

5. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments.

For the period ended March 31, 2021, the average balances of derivative financial instruments outstanding were as follows:

Global Impact

Foreign Currency Exchange Contracts

Average daily U.S. Dollar amount purchased/sold	$95,836,914

Financial Futures Contracts

Average daily number of contracts purchased	78

Average daily notional value of contracts purchased	$5,577,845

9. FORWARD FOREIGN CURRENCY CONTRACTS

During the transition of the portfolio for Global Impact, the transition manager invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized appreciation or depreciation. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

10. FUTURES CONTRACTS

During the transition of the portfolio for Global Impact, the transition manager purchased futures contracts to achieve desired levels of investment. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. As of March 31, 2021, the Fund had cash deposits with the futures broker of $4,406,000 reported as Segregated cash for futures contracts in the Statement of Assets and Liabilities.

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as Receivable for variation margin or Payable for variation margin, and in the Statement of Operations as Net change in unrealized appreciation (depreciation) on futures contracts until the contracts are closed, when they are recorded as Net realized gain or loss on futures contracts.

Notes to Financial Statements (continued)

11. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, Repurchase Agreements and derivatives, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

12. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements, except on May 18, 2021, all proposals related to Global Impact and Global Real Return, as discussed in Note 1, were approved by shareholders.

Approval of Subadvisory Agreements

AMG Boston Common Global Impact

Fund: Approval of Subadvisory Agreements on March 17-18, 2021

At a meeting held via telephone and videoconference on March 17-18, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds I (the “Trust”) (the “Independent Trustees”), unanimously voted to terminate the subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and Friess Associates, LLC (“Friess”) with respect to AMG Boston Common Global Impact Fund (formerly AMG Managers Brandywine Fund) (the “Global Impact Fund”) (the “Former Global Impact Subadvisory Agreement”) and the sub-subadvisory agreement among the Investment Manager, Friess and Friess Associates of Delaware, LLC with respect to the Global Impact Fund, and approve the interim subadvisory agreement between the Investment Manager and Boston Common Asset Management, LLC (“Boston Common”) with respect to the Global Impact Fund (the “Interim Global Impact Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and Boston Common with respect to the Global Impact Fund (the “New Global Impact Subadvisory Agreement” and, together with the Interim Global Impact Subadvisory Agreement, the “Global Impact Agreements”), and the presentation of the New Global Impact Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose, including a recommendation that shareholders vote to approve the New Global Impact Subadvisory Agreement. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Global Impact Agreements.

In considering the Global Impact Agreements, the Trustees considered the information relating to the Global Impact Fund and Boston Common provided to them in connection with the meeting on March 17-18, 2021. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Global Impact Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by Boston Common, the Trustees reviewed information relating to Boston

Common’s financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by Boston Common in managing the Global Impact Fund. The Trustees noted that the Global Impact Fund’s investment objective would be to seek long-term capital appreciation and the Fund would invest in a diversified portfolio of global equity securities, including common stocks, American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding Boston Common’s organizational and management structure, and Boston Common’s compliance policies and procedures. The Trustees noted that Boston Common was founded in 2003 and has 35 employees. The Trustees considered specific information provided regarding the experience of the individuals at Boston Common that are expected to have portfolio management responsibility for the Global Impact Fund. The Trustees noted that one proposed portfolio manager joined Boston Common in 2003, one joined in 2004, one joined in 2012 and one joined in 2014. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by Boston Common to the Global Impact Fund; (b) the qualifications and experience of Boston Common’s personnel; and (c) Boston Common’s compliance program. The Trustees additionally considered Boston Common’s risk management processes. The Trustees reviewed Boston Common’s compliance policies and procedures, code of ethics, and specific information related to how Boston Common monitors, among other things, portfolio compliance and proxy voting and deemed all of them to be adequate. The Trustees also took into account the financial condition of Boston Common with respect to its ability to provide the services required under the Global Impact Agreements and noted that, as of December 31, 2020, Boston Common managed approximately $3.9 billion in assets. The Trustees concluded that, given Boston Common financial condition, it would be able to meet any reasonably foreseeable obligations under the Global Impact Agreements.

PERFORMANCE

Because Boston Common was proposing to manage the Global Impact Fund with its global impact strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Global Impact Fund to date. The Trustees, however, considered the performance provided by Boston Common with respect to Boston Common’s Global

Impact Composite, which is managed in a substantially similar manner to the Global Impact Fund. In this regard, the Trustees noted that the performance of the Global Impact Composite had not been adjusted for the fees and expenses of the Global Impact Fund. The Trustees noted that the Global Impact Composite outperformed its benchmark over the 1-year period ended December 31, 2020 and for the period since the inception of the Global Impact Composite on September 30, 2018 through December 31, 2020.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Global Impact Fund, is responsible for paying the fees charged by Boston Common. In considering the anticipated profitability of Boston Common with respect to the provision of subadvisory services to the Global Impact Fund, the Trustees considered information regarding Boston Common’s organization, management and financial stability. The Trustees noted that, because Boston Common is an affiliate (“Affiliate”) of the Investment Manager, a portion of Boston Common’s revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to Boston Common under each Global Impact Agreement was lower than the rate paid to Friess under the Former Global Impact Subadvisory Agreement. The Trustees further noted that the Investment Manager proposed certain fee changes for the Global Impact Fund, all of which would be implemented upon the effectiveness of the New Global Impact Subadvisory Agreement and would result in the overall reduction of the Global Impact Fund’s net expense ratios as compared with the Global Impact Fund’s current fee structure. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Global Impact Fund, which would increase if the New Global Impact Subadvisory Agreement was approved. The Trustees also noted payments made or to be made from Boston Common to the Investment Manager, and other payments made or to be made from the Investment Manager to Boston Common, including certain expense sharing arrangements related to, among other things, shareholder servicing and distribution. The Trustees concluded that these arrangements were reasonable. The Trustees took into account that, upon the effectiveness of the New Global Impact Subadvisory Agreement, a new contractual expense limitation agreement will take effect pursuant to which the Investment Manager will agree, through at least February 1, 2023, to limit the Global Impact

Approval of Subadvisory Agreements (continued)

Fund’s total annual operating expenses (subject to certain excluded expenses) to the annual rate of 0.93% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the Fund’s sole share class) of the Global Impact Fund would both be higher than the average for an appropriate peer group of similar mutual funds for the Fund once the new fee changes went into effect.

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services Boston Common is expected to provide in performing its functions under the Global Impact Agreements. The Trustees also were provided with the estimated profitability of Boston Common with respect to its proposed subadvisory services to the Global Impact Fund. Based on the foregoing, the Trustees concluded that the profitability to Boston Common is expected to be reasonable and that Boston Common is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Global Impact Fund’s assets increase over time, the Global Impact Fund may realize economies of scale with respect to certain fees and expenses, other than the Fund’s management fee, to the extent the increase in assets is proportionally greater than the increase in such fees and expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to Boston Common, including, among others, the potential broadening of Boston Common’s global impact investment capabilities, as well as the indirect benefits that Boston Common may receive from Boston Common’s relationship with the Global Impact Fund, including any so-called “fallout benefits” to Boston Common, such as reputational value derived from Boston Common serving as subadviser to the Global Impact Fund, which bears Boston Common’s name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by Boston Common, and the other considerations noted above with respect to Boston Common, the Global Impact Fund’s subadvisory fees are reasonable.

The Trustees also considered information provided by the Investment Manager related to the benefits of the proposed strategic repositioning of the AMG

Funds complex. The Trustees considered that the strategic repositioning was expected to create value for the Global Impact Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted that the proposed changes would bring the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamline the lineup of funds in the AMG Funds complex and reduce the number of subadvisers, significantly reduce strategy overlap and provide more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered that the repositioning would bring AMG’s strong partnerships in support of the Global Impact Fund and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Global Impact Fund and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Global Impact Fund to have greater insight into the Affiliate’s compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers. In light of the foregoing, in approving the Global Impact Agreements, the Trustees, including a majority of the Independent Trustees, determined that the hiring of Boston Common is in the best interests of the Global Impact Fund and its shareholders and does not involve a conflict of interest from which the Investment Manager or an affiliated subadviser derives an inappropriate advantage.

*  *  *  *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Global Impact Agreement: (a) Boston Common has demonstrated that it possesses the capability and resources to perform the duties required of it under each Global Impact Agreement; (b) Boston Common’s Investment Strategy is appropriate for pursuing the Global Impact Fund’s investment objectives; (c) Boston Common is reasonably likely to execute its investment strategy consistently over time; and (d) Boston Common maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Global Impact Agreement would be in the best interests of the Global Impact Fund and its shareholders. Accordingly, on March 17-18, 2021, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Global Impact Agreement.

AMG Veritas Global Real Return Fund: Approval of Subadvisory Agreements on March 17-18, 2021

At a meeting held via telephone and videoconference on March 17-18, 2021,[1] the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds I (the “Trust”) (the “Independent Trustees”), unanimously voted to terminate the subadvisory agreement between AMG Funds LLC (the “Investment Manager”) and Friess Associates, LLC (“Friess”) with respect to AMG Veritas Global Real Return Fund (formerly AMG Managers Brandywine Blue Fund) (the “Global Real Return Fund”) (the “Former Global Real Return Subadvisory Agreement”) and the sub-subadvisory agreement among the Investment Manager, Friess and Friess Associates of Delaware, LLC with respect to the Global Real Return Fund, and approve the interim subadvisory agreement between the Investment Manager and Veritas Asset Management LLP (“Veritas”) with respect to the Global Real Return Fund (the “Interim Global Real Return Subadvisory Agreement”), the new subadvisory agreement between the Investment Manager and Veritas with respect to the Global Real Return Fund (the “New Global Real Return Subadvisory Agreement” and, together with the Interim Global Real Return Subadvisory Agreement, the “Global Real Return Agreements”), and the presentation of the New Global Real Return Subadvisory Agreement for shareholder approval at a special meeting to be held for such purpose, including a recommendation that shareholders vote to approve the New Global Real Return Subadvisory Agreement. The Independent Trustees were separately represented by independent legal counsel in their consideration of the Global Real Return Agreements.

In considering the Global Real Return Agreements, the Trustees considered the information relating to the Global Real Return Fund and Veritas provided to them in connection with the meeting on March 17-18, 2021. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Global Real Return Agreements;

Approval of Subadvisory Agreements (continued)

and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES

In considering the nature, extent and quality of the services to be provided by Veritas, the Trustees reviewed information relating to Veritas’ financial condition, operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) that are intended to be used by Veritas in managing the Global Real Return Fund. The Trustees noted that the Global Real Return Fund’s investment objective would be to seek to deliver real returns over the medium and longer term and the Fund would seek to achieve its investment objective by investing in global equities and derivatives. The Trustees further noted that in connection with the hiring of Veritas, shareholders would be asked to approve a change in the Global Real Return Fund’s status from operating as a diversified fund to operating as a non-diversified fund. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding Veritas’ organizational and management structure, and Veritas’ compliance policies and procedures. The Trustees noted that Veritas was founded in 2003 and has 42 employees. The Trustees considered specific information provided regarding the experience of the individuals at Veritas that are expected to have portfolio management responsibility for the Global Real Return Fund. The Trustees noted that one proposed portfolio manager joined Veritas in 2003 and the other proposed portfolio manager joined Veritas in 2014. In the course of their deliberations, the Trustees evaluated, among other things: (a) the expected services to be rendered by Veritas to the Global Real Return Fund; (b) the qualifications and experience of Veritas’ personnel; and (c) Veritas’ compliance program. The Trustees additionally considered Veritas’ risk management processes. The Trustees reviewed Veritas’ compliance policies and procedures, code of ethics, and specific information related to how Veritas monitors, among other things, portfolio compliance and proxy voting and deemed all of them to be adequate. The Trustees also took into account the financial condition of Veritas with respect to its ability to provide the services required under the Global Real Return Agreements and noted that, as of December 31, 2020, Veritas managed approximately $33 billion in assets. The Trustees concluded that, given Veritas’ financial condition, it would be able to meet any reasonably foreseeable obligations under the Global Real Return Agreements.

PERFORMANCE

Because Veritas was proposing to manage the Global Real Return Fund with its global real return strategy, the Trustees noted that they could not draw any conclusions regarding the performance of the Global Real Return Fund to date. The Trustees, however, considered the performance provided by Veritas with respect to Veritas’ Global Long/Short GBP Hedged Composite, which is managed in a substantially similar manner to the Global Real Return Fund. In this regard, the Trustees noted that the performance of the Global Long/Short GBP Hedged Composite had not been adjusted for the fees and expenses of the Global Real Return Fund. The Trustees reviewed the year over year performance of the Global Long/Short GBP Hedged Composite from 2011 through 2019 and noted that the composite outperformed its benchmark in seven of the nine calendar years.

SUBADVISORY FEES, PROFITABILITY AND ECONOMIES OF SCALE

The Trustees noted that the Investment Manager, and not the Global Real Return Fund, is responsible for paying the fees charged by Veritas. In considering the anticipated profitability of Veritas with respect to the provision of subadvisory services to the Global Real Return Fund, the Trustees considered information regarding Veritas’ organization, management and financial stability. The Trustees noted that, because Veritas is an affiliate (“Affiliate”) of the Investment Manager, a portion of Veritas’ revenues or anticipated profits might be shared directly or indirectly with the Investment Manager. The Trustees also noted that the subadvisory fee rate to be paid to Veritas under each Global Real Return Agreement was lower than the rate paid to Friess under the Former Global Real Return Subadvisory Agreement. The Trustees further noted that the Investment Manager proposed certain fee changes for the Global Real Return Fund, all of which would be implemented upon the effectiveness of the New Global Real Return Subadvisory Agreement and would result in the overall reduction of the Global Real Return Fund’s net expense ratios as compared with the Global Real Return Fund’s current fee structure. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Global Real Return Fund, which would increase if the New Global Real Return Subadvisory Agreement was approved. The Trustees also noted payments made or to be made from Veritas to the

Investment Manager, and other payments made or to be made from the Investment Manager to Veritas, including certain expense sharing arrangements related to, among other things, shareholder servicing and distribution. The Trustees concluded that these arrangements were reasonable. The Trustees took into account that, upon the effectiveness of the New Global Real Return Subadvisory Agreement, a new contractual expense limitation agreement will take effect pursuant to which the Investment Manager will agree, through at least February 1, 2023, to limit the Global Real Return Fund’s total annual operating expenses (subject to certain excluded expenses) to the annual rate of 1.11% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The Trustees noted that the management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) of Class I shares (the Fund’s sole share class) of the Global Real Return Fund would both be lower than the average for an appropriate peer group of similar mutual funds for the Fund once the new fee changes went into effect.

The Board took into account management’s discussion of the proposed subadvisory fee structure, and the services Veritas is expected to provide in performing its functions under the Global Real Return Agreements. The Trustees also were provided with the estimated profitability of Veritas with respect to its proposed subadvisory services to the Global Real Return Fund. Based on the foregoing, the Trustees concluded that the profitability to Veritas is expected to be reasonable and that Veritas is not expected to realize material benefits from economies of scale that would warrant adjustments to the subadvisory fees at this time. Also with respect to economies of scale, the Trustees noted that as the Global Real Return Fund’s assets increase over time, the Global Real Return Fund may realize economies of scale with respect to certain fees and expenses, other than the Fund’s management fee, to the extent the increase in assets is proportionally greater than the increase in such fees and expenses.

In addition, the Trustees considered other potential benefits of the subadvisory relationship to Veritas, including, among others, the potential broadening of Veritas’ global real return investment capabilities, as well as the indirect benefits that Veritas may receive from Veritas’ relationship with the Global Real Return Fund, including any so-called “fallout benefits” to Veritas, such as reputational value derived from

Approval of Subadvisory Agreements (continued)

Veritas serving as subadviser to the Global Real Return Fund, which bears Veritas’ name. Taking into account all of the foregoing, the Trustees concluded that, in light of the nature, extent and quality of the services to be provided by Veritas, and the other considerations noted above with respect to Veritas, the Global Real Return Fund’s subadvisory fees are reasonable.

The Trustees also considered information provided by the Investment Manager related to the benefits of the proposed strategic repositioning of the AMG Funds complex. The Trustees considered that the strategic repositioning was expected to create value for the Global Real Return Fund, the other funds in the AMG Funds complex and their shareholders through enhanced resources and competitive fee levels. The Trustees noted that the proposed changes would bring the full range of AMG’s resources to bear on the growth and success of the AMG Funds, streamline the lineup of funds in the AMG Funds complex and reduce the number of subadvisers, significantly reduce strategy overlap and provide more differentiated investment solutions for the AMG Funds complex that are otherwise not available to U.S. retail investors. The Trustees further considered that the repositioning would bring AMG’s strong partnerships in support of the Global Real Return Fund and the AMG Funds complex as a whole and enable AMG Funds to bring the best capabilities of AMG’s Affiliates to the Global Real Return Fund and the rest of the AMG Funds complex. The Trustees noted that AMG’s relationship with its Affiliates will also allow the Global Real Return Fund to have greater insight into the Affiliate’s compliance and business platform than is generally possible with third party subadvisers, aiding the ongoing monitoring of subadvisers. In light of the foregoing, in approving the Global Real Return Agreements, the Trustees, including a majority of the Independent Trustees, determined that the hiring of Veritas is in the best interests of the Global Real Return Fund and its shareholders and does not involve a conflict of interest from which the Investment Manager or an affiliated subadviser derives an inappropriate advantage.

*  *  *  *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding each Global Real Return Agreement: (a) Veritas has demonstrated that it possesses the capability and resources to perform the duties required of it under each Global Real Return Agreement; (b) Veritas’ Investment Strategy is appropriate for pursuing the Global Real Return Fund’s investment objectives; (c) Veritas is reasonably likely to execute its investment strategy consistently over time; and (d) Veritas maintains appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of each Global Real Return Agreement would be in the best interests of the Global Real Return Fund and its shareholders. Accordingly, on March 17-18, 2021, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve each Global Real Return Agreement.

[1] The Trustees determined that the conditions surrounding the COVID-19 virus constituted unforeseen or emergency circumstances and that reliance on the SEC’s exemptive order, which provides relief from the in-person voting requirements of the 1940 Act in certain circumstances (the “In-Person Relief”), was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19. The Trustees unanimously wished to rely on the In-Person Relief with respect to the approval of those matters on the agenda for the March 17-18, 2021 meeting that would otherwise require in-person votes under the 1940 Act. See Investment Company Release No. 33897 (June 19, 2020). This exemptive order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 17-18, 2021, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period January 1, 2020 through December 31, 2020 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

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INVESTMENT MANAGER AND

ADMINISTRATOR

AMG Funds LLC

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

One Stamford Plaza

263 Tresser Blvd, Suite 949

Stamford, CT 06901

800.548.4539

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

4400 Computer Drive

Westborough, MA 01581

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Funds’ proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov and the Funds’ website at amgfunds.com. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semi-annual report or annual report, please visit amgfunds.com.

amgfunds.com

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Beutel Goodman International Equity

Beutel, Goodman & Company Ltd.

AMG Boston Common Global Impact

Boston Common Asset Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG FQ Tax-Managed U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap II

AMG GW&K Small Cap Value

AMG GW&K Small Cap Value II

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

AMG GW&K International Small Cap

GW&K Investment Management, LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Montrusco Bolton Large Cap Growth

Montrusco Bolton Investments, Inc.

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Large Cap Value Select

AMG River Road Long-Short

AMG River Road Mid Cap Value

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Veritas Asia Pacific

AMG Veritas Global Real Return

Veritas Asset Management LLP

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG Beutel Goodman Core Plus Bond

Beutel, Goodman & Company Ltd.

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K ESG Bond

AMG GW&K High Income

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

amgfunds.com	033121 SAR073

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	June 3, 2021

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	June 3, 2021